Credit risk - Narrative (Details) £ in Millions	6 Months Ended
	Jun. 30, 2024 GBP (£) economic_scenario	Dec. 31, 2023 GBP (£)
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 4,610	£ 4,514
Number of economic scenarios, percentage	100.00%
Credit risk
Disclosure of financial assets [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period	5 years
Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ 21	(34)
Corporate loans
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	1,195	1,217
Corporate loans | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	32	(30)
Debt securities at amortised cost
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	18	24
Debt securities at amortised cost | Other adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	£ (9)	£ 0